Related Party Transactions - Summary of Transactions with Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Joint operations [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services	$ 0	$ 0
Interest income	1,532	1,764
Net loans made to/(repayments from) related parties	12,539	60,566
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services	0	0
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods/services	0	0
Purchases of goods/services	1,141,230	1,358,016
Interest income	826	19,337
Interest expense	11
Dividends received	509,577	693,105
Net loans made to/(repayments from) related parties	$ 14,547	$ (599,979)